Loss Per Share - Summary of Basic (Loss)/Earnings Per Share and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss)/profit after tax attributable to equity holders of the parent:
Used in calculating basic (loss)/earnings per share	$ 359,287	$ 1,466,487	$ (3,333,171)
Convertible note interest	59,994	67,638	0
Loss on derecognition of convertible loan notes	27,251	0	0
Gain on items held at fair value and remeasurements	(1,308,915)	(2,041,013)	(0)
Loss after tax attributable to equity holders of the parent used in calculating diluted loss per share	$ (862,383)	$ (506,888)	$ (3,333,171)
Weighted average number of basic shares	384,986,092	364,696,712	343,829,481
Weighted average number of dilutive shares	465,689,374	472,357,995	343,829,481
Basic	$ 0.93	$ 4.02	$ (9.69)
Diluted	$ (1.85)	$ (1.07)	$ (9.69)
Options
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	4,306,414	20,257,787	0
Restricted Stock Units (RSUs)
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	3,062,030	8,014,788	0
Other Awards
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	467,864	1,200,105	0
Acquisition Related Deferred Shares
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	0	180,369
February 2020 Notes
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	3,260,212	14,216,896	0
May 2020 Notes
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	24,794,680	24,794,680	0
November 2020 Notes
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	18,583,620	18,583,620	0
Palm Angels
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	8,591,251	0	0
Chalhoub
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	1,208,187	3,984,014	0
Farfetch China Holdings Ltd
(Loss)/profit after tax attributable to equity holders of the parent:
Weighted average number of dilutive shares	16,429,024	16,429,024	0